Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,095,162.05
Previously Paid Amount	0.00
Total Fee Amount	3,741.85
Total Offset Amount	0.00
Net Fee	$ 3,741.85
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A